UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

Report for the Quarter Ended: 	March 31, 1999

Check here if Amendment [X];	Amendment Number: 1
This Amendment  (Check only one.):		[X]	is a restatement.
						[  ]	adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Albion Management Group
Address: 	2010 South 1000 East
		Salt Lake City, UT  84105

13F File Number:	28-6676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report:

Name:		John Q. Bird
Title:		Executive Vice-President
Phone:		801-487-3700

Signature, Place, and Date of Signing:



John Q. Bird		Salt Lake City, Utah		May 14, 1999